Subsequent Events (Details) - Retail $ in Millions	Nov. 30, 2021 CAD ($) gasStation
Disclosure of non-adjusting events after reporting period [line items]
Consideration for sale of assets held for sale | $	$ 420
Assets held-for-sale, number of gas stations | gasStation	337